UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter ended: June 30, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) [   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                           The Reconnaissance Fund LP
Address:                        P.O. Box 1180
                                Avon, Connecticut 06001


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                           Willaim J. Newman
Title:                          Manager
Phone:                          (860) 409-0600
Signature, Place, and Date of Signing:

     /s/ William J. Newman      Avon, Connecticut               8/15/2000
         (Signature)              (City, State)                  (Date)

Report Type (Check only one.):

[X]                             13F HOLDINGS REPORT.

[ ]                             13F NOTICE.

[ ]                             13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager    0

Form 13F Information Table Entry    30

Form 13F Information Table Value    $97741

List of Other Included Managers:    NONE

                                                              FORM 13F-HR
                                                         qtr ending 6/30/00

        COLUMN 1              COLUMN 2       COLUMN 3     COLUMN 4           COLUMN 5           COLUMN 6     COL 7     COLUMN 8
-------------------------- --------------   ----------   -----------    ------------------   -------------   -----  --------------
                                                            VALUE       SHRS OR  SH/  PUT/   INV. DISCR.              VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS     CUSIP        (x$1000)     PRN AMT  PRN  CALL   SOLE SHRD OTH   MGR    SOLE  SHRD NONE
-----------------------------------------------------------------------------------------------------------------------------------
AETNA INC                    COMMON         008117103         3209         50000 SH           x                     50000
AFFYMETRIX INC               OTC            00826T108         3302         20000 SH           x                     20000
AMGEN                        OTC            031162100         3934         56000 SH           x                     56000
APACHE CORP                  COMMON         037411105         3411         58000 SH           x                     58000
ANADARCO PETROLEUM CORP      COMMON         032511107         2564         52000 SH           x                     52000
ML BIOTECH HLDG              COMMON         09067D201         8900         50000 SH           x                     50000
BIOGEN INC                   OTC            090597105         3870         60000 SH           x                     60000
BALLARD POWER SYS            OTC            05858H104         1796         20000 SH           x                     20000
COASTAL CORP                 COMMON         190441105         3348         55000 SH           x                     55000
CHECK POINT SOFTWARE         OTC            M22465104         3176         15000 SH           x                     15000
EMC CORP                     COMMON         268648102         4155         54000 SH           x                     54000
HALLIBURTON CO               COMMON         406216101         2595         55000 SH           x                     55000
HANOVER COMPRESSOR CO        COMMON         410768105         3040         80000 SH           x                     80000
HUMAN GENOME SCIENCES INC    OTC            444903108         1867         14000 SH           x                     14000
IDEC PHARMACEUTICALS CORP    OTC            449370105         4692         40000 SH           x                     40000
IMMUNEX CORP                 OTC            452528102         3856         78000 SH           x                     78000
INTERSIL HOLDING CO          OTC            46069S109         3244         60000 SH           x                     60000
ITWO TECHNOLOGIES            OTC            465754109         2607         25000 SH           x                     25000
MEDIMMUNE INC                OTC            584699102         5328         72000 SH           x                     72000
MEDAREX INC                  OTC            583916101         2957         35000 SH           x                     35000
MITCHELL ENERGY              OTC            606592301         1578         50000 SH           x                     50000
NEWFIELD EXPL CO             COMMON         651290108         3169         81000 SH           x                     81000
NVIDIA                       OTC            67066G104          636         10000 SH           x                     10000
PRIDE INTERNATIONAL INC      COMMON         741932107         1237         50000 SH           x                     50000
REDBACK NETWORKS INC         OTC            757209101         5374         30000 SH           x                     30000
RAMBUS                       OTC            750917106         1030         10000 SH           x                     10000
SYCAMORE NETWORKS INC        OTC            871206108         3201         29000 SH           x                     29000
SDL INC                      OTC            784076101         3565         12500 SH           x                     12500
VERISIGN INC                 OTC            92343E102         5295         30000 SH           x                     30000
VERTEL CORP                  OTC            924907108          805         46000 SH           x                     46000
                                                             97741